united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 12/31

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

ACM Dynamic Opportunity Fund

Class A Shares – ADOAX

Class I Shares – ADOIX

ACM Tactical Income Fund

Class A Shares – TINAX

Class I Shares – TINIX

Semi-Annual Report

June 30, 2020

1-844-798-3833

www.acm-funds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.ACM-Funds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

For the first half of 2020 (through June 30th), the ACM Dynamic Opportunity Fund (Institutional Class and Retail Class) outperformed all its relevant benchmarks, including the HFRX Equity Hedge Index (“HFRX”). The Fund generated a net return of +1.91% for the I-Shares (and +% for the A-Shares) from December 31, 2019 through June 30, 2020. That was well ahead of the HFRX which returned -6.30% over the same time period.

The Fund entered 2020 in a materially net long position and enjoyed solid gains for the first six weeks of the year, before the broader market peaked and began to selloff. The Fund began hedging its portfolio in February and increased those hedges into March, helping to mitigate much of the downside risk that the broad market experienced in Q1. Those hedges were incrementally removed (for a profit) during Q2 as the market began to rebound and our models targeted increasing net long exposure.

Q1 of 2020 was one of the most volatile periods in the market we can remember in our 25+ years of trading. Having a disciplined, rules-based hedging strategy certainly helped minimize losses, such that at the March lows the Fund was down only about a third as much as the broader market. And by June the Fund had climbed back into positive territory, while all relevant benchmarks remained negative for the year-to-date period.

As of June 30, 2020 the portfolio had 50 holdings with an average market capitalization of $76.4 billion. The average P/E ratio was 45x and the average ROE was 33%. Beta-adjusted (net) market exposure as of 6/30/2020 was 97%.

Turning to the ACM Tactical Income Fund, the first half of 2020 was a solid start to the year, despite a ton of volatility in the fixed income markets. The Fund generated a net return of +1.80% for the I-shares (and +% for the A-shares) from December 31, 2019 through June 30, 2020. The Barclays Aggregate Bond Index (“AGG”) returned +6.14% over the same time period. As we have mentioned in the past, the AGG is heavily made up of Treasury bonds, and thus benefits disproportionately when there is a drop in long-term bond yields. The first half of 2020 saw a sharp drop in bond yields as a result of the flight-to-safety to Treasury bonds combined with the Fed cutting rates to zero. As such, it was difficult for the Fund to keep pace with this index. But the Fund fared much better compared to its peer group (Morningstar Non-traditional bond category), which returned -2.24% over the same period.

The Fund has the ability to rotate among various income-oriented sectors of the ETF market, and can rotate between “risk on” sectors such as preferreds, convertibles, and high yield corporates (to name a few) as well as “risk off” type sectors such as Treasuries and munis. The first half of 2020 was characterized by a huge selloff in “risk-on” areas of the market, as recession fears soared, as well as liquidity concerns. The Fund did a good job rotating out of higher risk sectors, such that at the March lows the Fund was down a fraction of many of the risk-on areas of the market. After the Fed said it would backstop many areas of the market and provide ample liquidity, risk-on sectors began to rebound and the Fund started to reallocate to these areas. That helped the Fund quickly move back into positive territory.

Our Funds performed well during the Covid shutdown, as we adhered to our disciplined, rules-based risk management models. Our business managed through the crisis as well. Much of our staff worked from home, with a few of us in the office. Trading and operations continued in smooth fashion, and we adjusted to the new workplace regime.

Sincerely,

Jordan L. Kahn, CFA
Chief Investment Officer

Defined terms: HFRX Equity Hedge Index – tracks strategies that maintain positions both long and short in primarily equity and equity driven securities. S&P 500 Index – tracks 500 individual stocks chosen for market size, liquidity and industry grouping, among other factors. Long – the holder of the position owns the security and will profit if the price of the security goes up. Short – the holder of the position sells securities it does not own in anticipation of a decline in the market price of the securities. Stop-loss – Designed to limit an investor’s loss on a security position. P/E Ratio

– Companies share price divided by its earnings per share. ROE (return on equity) – amount of net income returned as a percentage of shareholders equity.

6754-NLD-08/07/2019

ACM Dynamic Opportunity Fund
Portfolio Review (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since
	6 Months	1 Year	3 Year	5 Year	Inception*****
ACM Dynamic Opportunity Fund - Class A	1.76%	0.46%	3.39%	2.44%	3.60%
ACM Dynamic Opportunity Fund - Class A with load	(4.12)%	(5.30)%	1.38%	1.23%	2.47%
ACM Dynamic Opportunity Fund - Class I	1.91%	0.68%	3.66%	2.67%	3.83%
S&P 500 Total Return Index **	(3.08)%	7.51%	10.73%	10.73%	10.41%
S&P 500 Price Index ***	(4.04)%	5.39%	8.56%	8.49%	8.17%
HFRX Equity Hedge Index ****	(6.30)%	(2.11)%	(0.12)%	(0.27)%	0.33%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2021, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund sercice providers (other than advisor)) will not exceed 2.40% and 2.15% of average daily net assets attributable to Class A and Class I shares, respectively. The Fund’s total gross operating expenses, per the most recent prospectus is 1.95% and 1.70% for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75%. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-844-798-3833.

**	The S&P 500 Total Return Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	The S&P 500 Price Index, is a stock market index that measures the stock performance of 500 large companies listed on the stock exchange. Investors cannot invest directly in an index.

****	The HFRX Equity Hedge Index is an index managed by Hedge Fund Research, Inc. (“HFR”). HFR is the established global leader in the indexation, analysis and research of the hedge fund industry. With over 150 indices ranging from broad composites down to specific, niche areas of sub-strategy and regional investment focus, the HFRX Indices are considered the industry standard benchmarks of hedge fund performance. The HFRX branded indices are daily indices utilitzing a rigorous quantitative selection process to represent the larger hedge fund universe. Investors cannot invest directly in an index.

*****	Inception date is January 20, 2015.

Portfolio Composition as of June 30, 2020	% of Net Assets
Software	19.4%
Internet	18.1%
U.S. Treasury Bills	9.8%
Retail	7.8%
Computers	5.2%
Pharmaceuticals	4.6%
Commercial Services	4.2%
Equity ETF	4.1%
Diversified Financial Services	4.0%
Biotechnology	3.6%
Other assets in excess of liabilities - net	19.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

ACM Tactical Income Fund
Portfolio Review (Unaudited)
June 30, 2020

The Fund’s performance figures* for the periods ended June 30, 2020, compared to its benchmark:

	6 Months	1 Year	Since Inception***
ACM Tactical Income Fund - Class A	1.59%	2.65%	4.50%
ACM Tactical Income Fund - Class A with load	(4.27)%	(3.28)%	0.44%
ACM Tactical Income Fund - Class I	1.80%	3.00%	4.78%
Bloomberg Barclays U.S. Aggregate Bond Index **	6.14%	8.74%	10.04%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2021, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) will not exceed 2.25% and 2.00% of average daily net assets attributable to Class A and Class I shares, respectively. The Fund’s total gross operating expenses, per the most recent prospectus is 2.68% and 2.43% for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75%. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-844-798-3833.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index.

***	Inception date is December 31, 2018.

Portfolio Composition as of June 30, 2020	% of Net Assets
Fixed Income ETFs	74.1%
Equity ETFs	3.7%
Index ETFs	3.3%
Other assets in excess of liabilities - net	18.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	COMMON STOCK - 86.0%
	ADVERTISING - 2.3%
4,000	Trade Desk, Inc. * ^	$1,626,000

	BIOTECHNOLOGY - 3.6%
15,600	CRISPR Therapeutics AG *	1,146,444
5,000	Vertex Pharmaceuticals Inc * ^	1,451,550
		2,597,994
	COMMERCIAL SERVICES - 4.2%
11,500	Chegg, Inc. *	773,490
4,000	Global Payments, Inc. ^	678,480
9,000	PayPal Holdings, Inc. * ^	1,568,070
		3,020,040
	COMPUTERS - 5.2%
6,000	Apple, Inc.	2,188,800
7,500	Crowdstrike Holdings, Inc. *	752,175
3,000	EPAM Systems, Inc. *	756,030
		3,697,005
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
11,500	Intercontinental Exchange, Inc. ^	1,053,400
9,500	Visa, Inc. ^	1,835,115
		2,888,515
	ENTERTAINMENT - 1.5%
31,000	DraftKings, Inc. *	1,031,060

	HEALTHCARE-PRODUCTS - 3.1%
2,500	ResMed, Inc.	480,000
4,700	Thermo Fisher Scientific, Inc. ^	1,702,998
		2,182,998
	HEALTHCARE-SERVICES - 3.0%
7,500	Teladoc Health, Inc. * ^	1,431,300
2,500	UnitedHealth Group, Inc.	737,375
		2,168,675
	HOUSEHOLD PRODUCTS/WARES - 1.1%
3,500	Clorox Co. ^	767,795

	INTERNET - 18.1%
2,000	Alphabet, Inc. * ^	2,836,100
900	Amazon.com, Inc. * ^	2,482,938
22,500	Chewy, Inc. *	1,005,525
7,000	Facebook, Inc. * ^	1,589,490
3,300	Netflix, Inc. *	1,501,632
1,900	Shopify, Inc. * ^	1,803,480
6,500	Spotify Technology SA *	1,678,235
		12,897,400
	MEDIA - 1.4%
2,000	Charter Communications, Inc. *	1,020,080

	MINING - 1.5%
26,000	Kirkland Lake Gold Ltd.	1,072,240

	PHARMACEUTICALS - 4.6%
4,900	DexCom, Inc. *	1,986,460
9,577	Zoetis, Inc. ^	1,312,432
		3,298,892
	RETAIL - 7.8%
29,500	BJ’s Wholesale Club Holdings, Inc. *	1,099,465
3,500	Domino’s Pizza, Inc.	1,293,040
4,250	Lululemon Athletica, Inc. * ^	1,326,043
4,400	O’Reilly Automotive, Inc. *	1,855,348
		5,573,896
	SEMICONDUCTORS - 3.6%
20,000	Advanced Micro Devices, Inc. * ^	1,052,200
3,900	NVIDIA Corp.	1,481,649
		2,533,849
	SOFTWARE - 19.4%
2,500	Adobe, Inc. *	1,088,275
4,500	Alteryx, Inc. *	739,260
6,500	Atlassian Corp PLC *	1,171,755
14,000	Bill.com Holdings, Inc. *	1,262,940
5,200	Everbridge, Inc. *	719,472
12,500	Five9, Inc. * ^	1,383,375
13,500	Microsoft Corp. ^	2,747,385
17,000	RealPage, Inc. *	1,105,170
7,000	salesforce.com, Inc. * ^	1,311,310
3,000	ServiceNow, Inc. *	1,215,180
22,000	Slack Technologies, Inc. *	683,980
2,000	Twilio, Inc. *	438,840
		13,866,942
	TRANSPORTATION - 1.6%
7,500	Kansas City Southern	1,119,675

	TOTAL COMMON STOCK (Cost $45,670,750)	61,363,056

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUND - 4.1%
	EQUITY FUND - 4.1%
40,000	iShares Edge MSCI USA Value Factor ETF
	TOTAL EXCHANGE TRADED FUND (COST $2,877,692)	$2,891,200

	DEPOSITORY RECEIPT - 1.5%
	SEMICONDUCTOR - 1.5%
19,000	Taiwan Semiconductor Manufacturing Co. Ltd.
	TOTAL DEPOSITORY RECEIPT (COST $1,047,122)	1,078,630

	REAL ESTATE INVESTMENT TRUST - 1.5%
	REIT - 1.5%
1,500	Equinix, Inc.
	TOTAL REIT (COST $1,046,053)	1,053,450

Par value
	SHORT TERM INVESTMENTS - 9.8%
	U.S. TREASURY BILLS - 9.8% +
$2,000,000	United States Treasury Bill, 0.12% 7/30/2020 ^	1,999,807
2,000,000	United States Treasury Bill, 0.13% 8/27/2020 ^	1,999,588
1,000,000	United States Treasury Bill, 0.13%, 9/10/2020 ^	999,753
2,000,000	United States Treasury Bill, 0.14%, 09/17/2020 ^	1,999,415
	TOTAL SHORT TERM INVESTMENTS (Cost $6,997,221)	6,998,563

			Notional Value June
Contracts **		Counterparty	30, 2020	Fair Value
	SCHEDULE OF OPTIONS PURCHASED * - 0.7%
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.7%
35	Alphabet, Inc.
	Expiration July 2020, Exercise Price $1370.00	Goldman Sachs	$4,795,000	56,350
100	Crowdstrike Holdings, Inc.
	Expiration July 2020, Exercise Price $98.00	Goldman Sachs	980,000	43,000
50	Facebook, Inc.
	Expiration July 2020, Exercise Price $230.00	Goldman Sachs	1,150,000	43,150
100	Invesco QQQ Trust Series 1
	Expiration July 2020, Exercise Price $235.00	Goldman Sachs	1,175,000	62,800
50	Lululemon Athletica, Inc.
	Expiration July 2020, Exercise Price $290.00	Goldman Sachs	1,450,000	18,000
50	PayPal Holdings, Inc.
	Expiration July 2020, Exercise Price $165.00	Goldman Sachs	825,000	11,000
20	Shopify, Inc.
	Expiration July 2020, Exercise Price $875.00	Goldman Sachs	1,750,000	39,220
100	Shopify Technology SA
	Expiration July 2020, Exercise Price $260.00	Goldman Sachs	2,600,000	151,000
80	Trade Desk, Inc.
	Expiration July 2020, Exercise Price $390.00	Goldman Sachs	3,120,000	94,000
	TOTAL OPTIONS PURCHASED (Cost $871,773)			518,520

	TOTAL INVESTMENTS (Cost $58,510,611) - 103.6%			$73,903,419
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $260,819) - (0.3)%			(207,490)
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,253,067) - (1.8)%			(1,279,125)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)% ^			(1,094,304)
	NET ASSETS - 100.0%			$71,322,500

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

			Notional Value June
Contracts **		Counterparty	30, 2020, 2020	Fair Value

	SCHEDULE OF CALL OPTIONS WRITTEN * - (0.3)%
25	Adobe, Inc.
	Expiration July 2020, Exercise Price $425.00	Goldman Sachs	$1,062,500	$43,375
45	Alteryn, Inc.
	Expiration July 2020, Exercise Price $155.00	Goldman Sachs	697,500	62,100
125	Bill.com Holdings, Inc.
	Expiration July 2020, Exercise Price $90.00	Goldman Sachs	1,125,000	60,000
35	Clorox Co.
	Expiration July 2020, Exercise Price $217.50	Goldman Sachs	761,250	15,750
135	Microsoft Corp.
	Expiration July 2020, Exercise Price $205.00	Goldman Sachs	2,767,500	12,150
33	Netflix, Inc.
	Expiration July 2020, Exercise Price $460.00	Goldman Sachs	1,518,000	11,715
75	Teladoc Health, Inc.
	Expiration July 2020, Exercise Price $205.00	Goldman Sachs	1,537,500	2,400
	SCHEDULE OF CALL OPTIONS WRITTEN (Premiums Received $260,819)			207,490

Shares
	SECURITIES SOLD SHORT - (1.8)%
	EXCHANGE-TRADED FUNDS - (1.8)%
(4,500)	iShares Expanded Tech-Software Sector ETF			1,279,125
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,253,067)			1,279,125

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.

#	Subject to call options written.

^	All or part of these securities were held as collateral for call options written as of June 30, 2020. Total collateral for call options written is $29,905,023 and $1,950 in cash.

+	Yield shown is the discounted rate at the time of purchase for U.S. Treasury Bills.

See accompanying notes to financial statements.

ACM Tactical Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 81.1%
	EQUITY FUND - 3.7%
91,000	VanEck Vetors BDC Income ETF	$1,105,650

	FIXED INCOME FUNDS - 74.1%
46,500	Invesco Senior Loan ETF	992,775
75,000	Invesco Taxable Municipal Bond ^	2,468,250
5,200	iShares 20+ Year Treasury Bond ETF ^	852,436
25,000	iShares Floating Rate Bond ETF	1,264,750
18,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,488,250
27,300	iShares JP Morgan USD Emerging Markets Bond ETF	2,981,706
4,500	iShares MBS ETF	498,150
8,000	iShares National Muni Bond ETF	923,200
71,000	iShares Preferred & Income Securities ETF	2,459,440
10,000	SPDR Bloomberg Barclays Convertible Securities ETF	605,000
15,000	SPDR Bloomberg Barclays High Yield Bond ETF	1,517,400
50,000	VanEck Vectors High-Yield Municipal Index ETF	2,964,000
36,000	Vanguard Total International Bond ETF	2,078,280
		22,093,637
	INDEX FUND - 3.3%
50,500	Invesco CEF Income Composite ETF	1,002,930

	TOTAL EXCHANGE TRADED FUNDS (Cost $23,115,831)	24,202,217

	TOTAL INVESTMENTS (Cost $23,115,831) - 81.1%	$24,202,217
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $4,900) - (0.0)%	(2,450)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 18.9%	5,631,816
	NET ASSETS - 100.0%	$29,831,583

			Notional Value at
Contracts **		Counterparty	June 30, 2020
	SCHEDULE OF CALL OPTIONS WRITTEN * - (0.0)%
50	iShares 20+ Year Treasury Bond
	Expiration July 2020, Exercise Price $165.00	Goldman Sachs	$825,000	$2,450
	SCHEDULE OF CALL OPTIONS WRITTEN (Premiums Received $4,900)			2,450

ETF - Exchange Traded Fund

MBS - Mortgage Backed Securities

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.

^	All or part of these securities were held as collateral for call options written as of June 30, 2020. Total collateral for call options written is $424,205 and $573 in cash.

See accompanying notes to financials statements.

ACM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

	ACM Dynamic	ACM Tactical
	Opportunity Fund	Income Fund
ASSETS
Investment securities, at value (Cost $58,510,611 and $23,115,831)	$73,903,419	$24,202,217
Cash	3,845,337	639,813
Deposits with broker for options written	—	444,930
Receivable for securities sold	2,711,880	1,268,660
Receivable for fund shares sold	10	5,041,020
Dividend and interest receivable	7,744	—
Prepaid expenses	13,288	139
TOTAL ASSETS	80,481,678	31,596,779

LIABILITIES
Written options, at value (Premiums received $260,819 and $4,900)	207,490	2,450
Investment advisory fees payable	72,612	23,271
Payable for fund shares repurchased	28,711	—
Payable to related parties	23,897	9,188
Due to broker	733,942	—
Payable for investments purchased	6,778,205	1,705,205
Distribution (12b-1) fees payable	519	365
Securities sold short, at value (Proceeds $1,253,067)	1,279,125	—
Accrued expenses and other liabilities	34,677	24,717
TOTAL LIABILITIES	9,159,178	1,765,196
NET ASSETS	$71,322,500	$29,831,583

Composition of Net Assets:
Paid in capital	$60,944,671	$29,754,181
Accumulated Earnings	10,377,829	77,402
NET ASSETS	$71,322,500	$29,831,583

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,463,052	$1,898,279
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	137,277	185,659
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$17.94	$10.22
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$19.03	$10.84

Class I Shares:
Net Assets	$68,859,448	$27,933,304
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,792,190	2,731,499
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$18.16	$10.23

(a)	The Fund imposes a 1.00% redemption fee for any redemptions of Fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

ACM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2020

	ACM Dynamic	ACM Tactical
	Opportunity Fund	Income Fund
INVESTMENT INCOME
Dividend Income	$173,697	$347,250
Interest	48,876	5,557
TOTAL INVESTMENT INCOME	222,573	352,807

EXPENSES
Advisory fees	447,365	114,473
Distribution (12b-1) fees:
Class A	3,829	1,920
Dividend expense on securities sold short	74,357	—
Administrative services fees	34,442	15,965
Third party administrative services fees	28,804	6,383
Accounting services fees	20,802	7,651
Transfer agent fees	13,753	8,377
Registration fees	12,376	4,100
Trustees fees and expenses	10,450	7,216
Compliance officer fees	9,904	5,451
Printing and postage expenses	9,533	3,989
Audit fees	7,289	7,290
Legal fees	6,043	3,183
Custodian fees	4,604	3,701
Insurance expense	1,274	182
Other expenses	2,581	1,615
TOTAL EXPENSES	687,406	191,496
Less: Previously waived fees recaptured by the advisor	—	12,136
NET EXPENSES	687,406	203,632

NET INVESTMENT INCOME (LOSS)	(464,833)	149,175

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments and foreign currency transactions	(2,419,597)	(520,379)
Options written	(195,570)	(93,899)
Securities sold short	(980,768)	1,175
Net realized loss	(3,595,935)	(613,103)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency transactions	5,289,282	768,293
Options written	29,458	2,450
Securities sold short	(26,058)	—
Net change in unrealized appreciation on investments	5,292,682	770,743

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,696,747	157,640

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,231,914	$306,815

See accompanying notes to financial statements.

ACM Funds
STATEMENTS OF CHANGES IN NET ASSETS

	ACM Dynamic Opportunity Fund
	For the Six Months Ended	For the Year Ended
	June 30, 2020	December 31, 2019
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(464,833)	$(763,944)
Net realized gain (loss) on investments, options written and securities sold short	(3,595,935)	84,326
Net change in unrealized appreciation on investments, options written and securities sold short	5,292,682	2,355,851
Net increase in net assets resulting from operations	1,231,914	1,676,233

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	—	(12,956)
Class I	—	(242,737)
Total distributions to shareholders	—	(255,693)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	478,398	1,819,341
Class I	3,660,017	19,671,962
Net asset value of shares issued in reinvestment of distributions:
Class A	—	12,567
Class I	—	239,257
Redemption fee proceeds:
Class A	172	—
Class I	—	1,543
Payments for shares redeemed:
Class A	(1,651,418)	(7,170,389)
Class I	(6,352,530)	(28,998,858)
Net decrease from shares of beneficial interest transactions	(3,865,361)	(14,424,577)

NET DECREASE IN NET ASSETS	(2,633,447)	(13,004,037)

NET ASSETS
Beginning of period	73,955,947	86,959,984
End of period	$71,322,500	$73,955,947

SHARE ACTIVITY
Class A:
Shares Sold	26,355	102,350
Shares Reinvested	—	714
Shares Redeemed	(98,162)	(411,063)
Net decrease in shares of beneficial interest outstanding	(71,807)	(307,999)

Class I:
Shares Sold	207,707	1,097,237
Shares Reinvested	—	13,441
Shares Redeemed	(359,155)	(1,630,392)
Net decrease in shares of beneficial interest outstanding	(151,448)	(519,714)

See accompanying notes to financial statements.

ACM Funds
STATEMENT OF CHANGES IN NET ASSETS

	ACM Tactical Income Fund
	For the Period Ended	For the Period Ended
	June 30, 2020	December 31, 2019 *
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$149,175	$532,829
Net realized loss on investments, options written and securities sold short	(613,103)	(361,125)
Net change in unrealized appreciation on investments and options written	770,743	318,720
Net increase in net assets resulting from operations	306,815	490,424

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(11,272)	(35,318)
Class I	(175,736)	(514,909)
Total Return of Capital
Class A	—	(1,086)
Class I	—	(15,955)
Total distributions to shareholders	(187,008)	(567,268)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	609,340	1,607,595
Class I	16,561,464	20,229,200
Net asset value of shares issued in reinvestment of distributions:
Class A	7,205	23,154
Class I	173,883	525,583
Redemption fee proceeds:
Class A	—	42
Class I	—	519
Payments for shares redeemed:
Class A	(4,895)	(347,444)
Class I	(8,122,936)	(1,474,090)
Net increase from shares of beneficial interest transactions	9,224,061	20,564,559

NET INCREASE IN NET ASSETS	9,343,868	20,487,715

NET ASSETS
Beginning of Period	20,487,715	—
End of Period	$29,831,583	$20,487,715

SHARE ACTIVITY
Class A:
Shares Sold	185,434	157,486
Shares Reinvested	706	2,276
Shares Redeemed	(481)	(34,195)
Net increase in shares of beneficial interest outstanding	185,659	125,567

Class I:
Shares Sold	3,537,365	1,991,366
Shares Reinvested	17,066	51,677
Shares Redeemed	(822,932)	(145,430)
Net increase in shares of beneficial interest outstanding	2,731,499	1,897,613

*	The inception date of the ACM Tactical Income Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period Presented

	Class A

	For the Period Ended		For the Year Ended	For Year Ended	For Year Ended	For the Year Ended	For the Period Ended
	June 30, 2020		December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$17.63		$17.33	$17.71	$15.07	$15.85	$15.00
Increase (decrease) from investment operations:
Net investment loss (2)	(0.12)		(0.20)	(0.25)	(0.25)	(0.24)	(0.32)
Net realized and unrealized gain (loss) on investments	0.43		0.56	0.04 (8)	2.89	(0.54)	1.17
Total from investment operations	0.31		0.36	(0.21)	2.64	(0.78)	0.85
Less distributions from:
Net realized gains	—		(0.06)	(0.17)	—	—	—
Total distributions	—		(0.06)	(0.17)	—	—	—
Redemption fees collected (2)	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)
Net asset value, end of period	$17.94		$17.63	$17.33	$17.71	$15.07	$15.85
Total return (4)	1.76	% (5)	2.09%	(1.15)%	17.52%	(4.92)%	5.67	% (5)
Net assets, at end of period (000s)	$2,463		$3,686	$8,961	$4,121	$28,895	$28,257
Ratios/Supplemental Data:
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6)	2.19	% (7)	1.95%	2.04%	2.10%	2.13%	2.41	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6)	1.96	% (7)	1.93%	1.92%	1.98%	2.01%	2.18	% (7)
Ratio of net investment loss to average net assets (6)	(1.10	)% (7)	(1.10)%	(1.37)%	(1.54)%	(1.54)%	(2.09	)% (7)
Portfolio Turnover Rate	114	% (5)	325%	271%	224%	481%	652	% (5)

(1)	The Fund commenced operations on January 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period Presented

	Class I

	For the Period Ended		For the Year Ended		For Year Ended		For Year Ended	For the Year Ended	For the Period Ended
	June 30, 2020		December 31, 2019		December 31, 2018		December 31, 2017	December 31, 2016	December 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$17.82		$17.48		$17.82		$15.12	$15.86	$15.00
Increase (decrease) from investment operations:
Net investment loss (2)	(0.15)		(0.15)		(0.20)		(0.21)	(0.20)	(0.33)
Net realized and unrealized gain (loss) on investments	0.49		0.55		0.03	(9)	2.91	(0.54)	1.19
Total from investment operations	0.34		0.40		(0.17)		2.70	(0.74)	0.86
Less distributions from:
Net realized gains	—		(0.06)		(0.17)		—	—	—
Total distributions	—		(0.06)		(0.17)		—	—	—
Redemption fees collected (2)(3)	0.00		0.00		0.00		0.00	0.00	0.00
Net asset value, end of period	$18.16		$17.82		$17.48		$17.82	$15.12	$15.86
Total return (4)	1.91	% (6)	2.30	% (5)	(0.92	)% (5)	17.86%	(4.67)%	5.73	% (6)
Net assets, at end of period (000s)	$68,859		$70,270		$77,999		$61,152	$19,140	$22,056
Ratios/Supplemental Data:
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (7)	1.94	% (8)	1.70%		1.79%		1.85%	1.88%	2.16	% (8)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (7)	1.71	% (8)	1.68%		1.67%		1.73%	1.76%	1.93	% (8)
Ratio of net investment loss to average net assets (7)	(1.29	)% (8)	(0.85)%		(1.12)%		(1.24)%	(1.29)%	(2.12	)% (8)
Portfolio Turnover Rate	114	% (6)	325%		271%		224%	481%	652	% (6)

(1)	The Fund commenced operations on January 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

ACM Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A

	For the Period Ended		For the Period Ended
	June 30, 2020		December 31, 2019 (1)
	(Unaudited)
Net asset value, beginning of period	$10.13		$10.00
Increase from investment operations:
Net investment income (2)	0.04		0.48
Net realized and unrealized gain on investments	0.12		0.03	(6)
Total from investment operations	0.16		0.51
Less distributions from:
Net investment income	(0.07)		(0.37)
Return of capital	—		(0.01)
Total distributions	(0.07)		(0.38)
Redemption fees collected (2)(3)	0.00		0.00
Net asset value, end of period	$10.22		$10.13
Total return (4)	1.59	% (8)	5.13%
Net assets, at end of period (000s)	$1,898		$1,272
Ratios/Supplemental Data:
Ratio of net expenses to average net assets including before reimbursement or recapture (5)	2.00	% (9)	2.25	% (7)
Ratio of gross expenses to average net assets excluding after reimbursement or recapture (5)	1.90	% (9)(10)	2.35%
Ratio of net investment income to average net assets (5)	5.08	% (9)	5.08%
Portfolio Turnover Rate	282	% (8)	645%

(1)	The inception date of the Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investment per share for the year ended December 31, 2019 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(7)	Represents less than 0.01% of interest expense.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

(10)	Recapture of .10% during the period.

See accompanying notes to financial statements.

ACM Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class I

	For the Period Ended		For the Period Ended
	June 30, 2020		December 31, 2019 (1)
	(Unaudited)
Net asset value, beginning of period	$10.13		$10.00
Increase from investment operations:
Net investment income (2)	0.06		0.48
Net realized and unrealized gain on investments	0.12		0.05	(6)
Total from investment operations	0.18		0.53
Less distributions from:
Net investment income	(0.08)		(0.39)
Return of capital	—		(0.01)
Total distributions	(0.08)		(0.40)
Redemption fees collected (2)(3)	0.00		0.00
Net asset value, end of period	$10.23		$10.13
Total return (4)	1.80	% (8)	5.35%
Net assets, at end of period (000s)	$27,933		$19,215
Ratios/Supplemental Data:
Ratio of net expenses to average net assets including before reimbursement or recapture(5)	1.75	% (9)	2.00	% (7)
Ratio of gross expenses to average net assets excluding after reimbursement or recapture (5)	1.65	% (9)(10)	2.10%
Ratio of net investment income to average net assets (5)	1.32	% (9)	4.83%
Portfolio Turnover Rate	282	% (8)	645%

(1)	The inception date of the Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	The amount of net realized and unrealized gain (loss) on investment per share for the year ended December 31, 2019 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(7)	Represents less than 0.01% of interest expense.

(8)	Not annualized.

(9)	Annualized for periods less than one full year.

(10)	Recapture of .10% during the period.

See accompanying notes to financial statements.

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020

1.	ORGANIZATION

The ACM Dynamic Opportunity Fund (“Dynamic Opportunity Fund”) and ACM Tactical Income Fund (“Tactical Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Dynamic Opportunity Fund commenced operations on January 20, 2015. The Dynamic Opportunity Fund seeks long-term capital appreciation with a short-term focus on capital preservation. The inception date of the Tactical Income Fund was December 31, 2018 and the Fund commenced operations on January 2, 2019. The Tactical Income Fund seeks to generate income, with capital preservation as a secondary objective.

Each Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Funds’ assets and liabilities measured at fair value:

ACM Dynamic Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$61,363,056	$—	$—	$61,363,056
Exchange Traded Funds	2,891,200	—	—	2,891,200
Depository Receipt	1,078,630	—	—	1,078,630
Real Estate Investment Trust	1,053,450	—	—	1,053,450
Short-Term Investments	—	6,998,563	—	6,998,563
Put Options Purchased	500,680	17,840	—	518,520
Total Investments	$66,887,016	$7,016,403	$—	$73,903,419

Liabilities *
Call Options Written	$207,490	$—	$—	$207,490
Securities Sold Short	1,279,125	—	—	1,279,125
Total Liabilities	$1,486,615	$—	$—	$1,486,615

ACM Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$24,202,217	$—	$—	$24,202,217
Total Investments	$24,202,217	$—	$—	$24,202,217

Liabilities *
Call Options Written	$2,450	$—	$—	$2,450
Total Liabilities	$2,450	$—	$—	$2,450

*	Refer to the Portfolio of Investments for industry classification.

The Funds did not hold any Level 3 securities during the six months ended June 30, 2020.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of June 30, 2020, as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year, as disclosed above and within the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Assets:
		Location of Derivatives on
Derivative Investment	Primary Risk	Statement of Assets and	Fair Value of Asset
Type	Exposure	Liabilities	Derivatives
			Dynamic Opportunity
			Fund
Put options purchased	Equity Risk	Investment securities, at value	$518,520
Total			$518,520

Liabilities:
		Location of Derivatives on
Derivative Investment	Primary Risk	Statement of Assets and	Fair Value of Asset
Type	Exposure	Liabilities	Derivatives
			Dynamic Opportunity
			Fund
Written call options	Equity Risk	Written Options, at value	$207,490
Securities sold short	Equity Risk	Securities sold short, at value	1,279,125
Total			$1,486,615

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Liabilities:
		Location of Derivatives on
Derivative Investment	Primary Risk	Statement of Assets and	Fair Value of Asset
Type	Exposure	Liabilities	Derivatives
			Tactical Income Fund
Written call options	Equity Risk	Written Options, at value	$2,450
Total			$2,450

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended June 30, 2020:

Derivative Investment Type	Location of Gain/Loss on Derivative
Options purchased	Net realized loss from investments and foreign currency transactions
Written options	Net realized gain (loss) from options written
Options purchased	Net change in unrealized appreciation on investments and foreign currency transactions
Written options	Net change in unrealized appreciation on options written

The following is a summary of the Funds realized gain (loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended June 30, 2020:

Realized gain (loss) on derivatives recognized in the Statements of Operations
	Total for the
	Six Months Ended
	June 30, 2020
	Dynamic Opportunity
Derivative Investment Type	Fund	Tactical Income Fund
Options purchased - Equity Risk	$(3,652,053)	$(10,057)
Written options - Equity Risk	(195,570)	(93,899)
Securities sold short - Equity Risk	(980,768)	1,175
Total	$(4,828,391)	$(102,781)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
	Total for the
	Six Months Ended
	June 30, 2020
	Dynamic Opportunity
Derivative Investment Type	Fund	Tactical Income Fund
Options purchased - Equity Risk	$(154,739)	$—
Written options - Equity Risk	29,458	2,450
Securities sold short	(26,058)	—
Total	$(151,339)	$2,450

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for options written as of June 30, 2020.

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross	Net Amounts
		Amounts	of Liabilities
		Offset in the	Presented in
	Gross Amounts of	Statement of	the Statement		Cash
	Recognized	Assets &	of Assets &	Financial	Collateral	Net
Funds	Assets/Liabilities(1)	Liabilities	Liabilities	Instruments (2)	Received	Amount
Dynamic Opportunity Fund	$207,490	$—	$207,490	$—	$207,490	$—
Tactical Income Fund	2,450	—	2,450	—	2,450	—
Total	$209,940	$—	$209,940	$—	$209,940	$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually for the Dynamic Opportunity Fund and declared and paid monthly for the Tactical Income Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – The Funds intend to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2016 through December 31, 2018, or expected to be taken in the Funds’ December 31, 2019 year-end tax returns. The Funds identify its major tax jurisdictions as U.S. federal and Ohio, (Nebraska in prior years) and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution. The asset of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”)

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $54,808,054 and $51,280,426, respectively, for the Dynamic Opportunity Fund and $59,930,388 and $ 55,407,032, respectively, for the Tactical Income Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ascendant Capital Management, LLC (the “Advisor”) serves as the Funds investment advisor. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee computed and accrued daily and paid monthly, based on the Funds average daily net assets and is computed at the annual rate of 1.25% for the Dynamic Opportunity Fund and 1.00% for the Tactical Income Fund. For the six months ended June 30, 2020, the Advisor earned advisory fees of $447,365 and $114,473 for the Dynamic Opportunity Fund and Tactical Income Fund, respectively.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Dynamic Opportunity Fund and Tactical Income Fund (“Waiver Agreement”) until at least April 30, 2021, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))), will not exceed 2.40% and 2.15% of the daily average net assets attributable to Dynamic Opportunity Fund’s Class A and Class I shares, respectively, and 2.25% and 2.00% of the daily average net assets attributable to Tactical Income Fund’s Class A and Class I shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and if recoupment can be achieved within the aforementioned expense limits and expense limits at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time. During the six months ended June 30, 2020, the Tactical Income Fund waived $0, in advisory fees pursuant to the Waiver Agreement, and recaptured $12,136.

The following amounts are subject to recapture until the following dates:

	12/31/2020	12/31/2021	12/31/2022
ACM Dynamic Opportunity Fund	$—	$—	$—
ACM Tactical Income Fund	—	—	13,483

Northern Lights Distributors, LLC (“NLD” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Fund shares. During the six months ended June 30, 2020, the Distributor received $2,990 and $7,861 in underwriting commissions for sales of Class A shares of Dynamic Opportunity Fund and Tactical Income Fund, respectively, of which $387 and $1,171 was retained by the principal underwriter or other affiliated broker-dealers.

The Trust has adopted, with respect to the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% per year of the average daily net assets of the Class A shares to the Distributor to be used to pay for

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

distribution and shareholder servicing activities. For the six months ended June 30, 2020, pursuant to the Plan, Class A shares of Dynamic Opportunity Fund and Tactical Income Fund incurred costs of $3,829 and $1,920, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”)

BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than thirty days. The redemption fee is paid directly to the Funds. Please refer to the Statements of Changes in Net Assets for the collected redemption fees.

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statements of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost of investments for federal tax purposes including options purchased and options written is $57,398,314 and $23,376,677, respectively for the Dynamic Opportunity Fund and Tactical Income Fund.

	Dynamic Opportunity Fund	Tactical Income Fund
Gross unrealized appreciation:	$15,545,092	$823,090
Gross unrealized depreciation:	(526,602)	—
Net unrealized appreciation	$15,018,490	$823,090

The tax character of distributions paid for the fiscal year ended December 31, 2019 and fiscal year ended December 31, 2018 was as follows:

	For the year ended December 31, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Dynamic Opportunity	$—	$255,693	$—	$255,693
Tactical Income	550,227	—	17,041	567,268

	For the year ended December 31, 2018:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Dynamic Opportunity	$—	$870,220	$—	$870,220

ACM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

As of December 31, 2019, the components of accumulated earnings/(losses ) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Dynamic Opportunity	$—	$252,750	$—	$—	$(601,601)	$9,494,766	$9,145,915
Tactical Income	—	—	(27,465)	(59,894)	(8,020)	52,974	(42,405)

The difference between book basis and tax basis accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Tactical Income Fund incurred and elected to defer such capital losses of $27,465.

At December 31, 2019, utilized remaining capital loss carry forwards for federal income tax purposes were as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Dynamic Opportunity	$—	$—	$—	$—
Tactical Income	59,894	—	59,894	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, and adjustments for tax return updates, resulted in reclassification for the year ended December 31, 2019 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Dynamic Opportunity	$(715,061)	$715,061
Tactical Income	(17,398)	17,398

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, Charles Schwab held 58.66% and 57.79% of the voting securities for the sole benefit of customers and may be deemed to control the Dynamic Opportunity Fund and Tactical Income Fund, respectively. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds’ fundamental policies or the terms of the advisory agreement with the Adviser.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ACM Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2020

As a shareholder of the ACM Funds, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the ACM Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning January 1, 2020 and ending June 30, 2020.

Actual Expenses

The “Actual Expenses” lines in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending Account	Expenses Paid
Actual	Annualized	Account Value	Value	During Period *
Expenses	Expense Ratio	1/1/20	6/30/2020	1/1/20 - 6/30/20
Dynamic Opportunity Class A	2.19%	$1,000.00	$1,017.60	$10.98
Dynamic Opportunity Class I	1.94%	$1,000.00	$1,019.10	$9.74
Tactical Income Class A	2.00%	$1,000.00	$1,015.90	$10.02
Tactical Income Class I	1.75%	$1,000.00	$1,018.00	$8.79

		Beginning	Ending Account	Expenses Paid
Hypothetical	Annualized	Account Value	Value	During Period *
(5% return before expenses)	Expense Ratio	1/1/20	6/30/2020	1/1/20 - 6/30/20
Dynamic Opportunity Class A	2.19%	$1,000.00	$1,013.98	$10.96
Dynamic Opportunity Class I	1.94%	$1,000.00	$1,015.22	$9.72
Tactical Income Class A	2.00%	$1,000.00	$1,014.92	$10.02
Tactical Income Class I	1.75%	$1,000.00	$1,016.16	$8.78

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

ACM Funds
Supplemental Information (Unaudited)
June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3833 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Ascendant Capital Management, LLC
10866 Wilshire Blvd., Suite 1600
Los Angeles, CA 90024

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/4/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/4/20

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/4/20